Accounting Policies - Summary of New and Revised Accounting Standards, Amendments to Standards and New Interpretations are Adopted by the Group (Detail)	12 Months Ended
Dec. 31, 2018
IFRS 16 Leases [member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IFRS 16 Leases
Nature of the Change	New standard
Salient features of the changes	• This IFRS sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e. the customer (“lessee”) and the supplier (“lessor”); • IFRS 16 replaces the previous leases Standard, IAS 17 Leases, and related Interpretations; • IFRS 16 has one model for lessees which will result in almost all leases being included on the statement of financial position. The lessee recognises a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. No significant changes have been included for lessors (the Group is not a lessor); • The Group has assessed the estimated impact that initial application of IFRS 16 will have on its consolidated financial statements which is described in more detail below; and • The actual impact of adopting the standard on 1 January 2019 may change because the new accounting policies are subject to change until the Group presents its first consolidated financial statements that include the date of initial application of IFRS 16. Lease in which the Group is a lessee • Management has compiled a list of all potential leases across the Group and reviewed all related contracts in order to identify and account for all leases in terms of IFRS 16 across the Group; • The Group will recognise right of use assets and lease labilities for its operating leases for the following material contracts: Australia • Power Purchase Agreements (PPAs); • Rental of gas pipelines; • Ore haulage and site services; • Mining equipment hire; and • Property rentals. Ghana • Power Purchase Agreements (PPAs); and • Transportation contracts. South Africa • Equipment hire. Peru • Property rentals; and • Equipment hire. Corporate and other • Property rentals; and • Equipment hire. • The nature of expenses related to these leases will now change because the Group will recognise an amortisation and depreciation charge for the right-of-use assets and finance expense in respect of the lease liabilities once the standard is implemented; • Previously, the Group recognised operating lease expenses on a straight-line basis over the term of the lease, and recognised assets and liabilities only to the extent that there was a timing difference between actual lease payments and the expense recognised; • Based on the information currently available, the Group estimates that it will recognise right of use assets and additional lease liabilities between US$190.0 million and US$230.0 million at 1 January 2019. The Group does not expect the adoption of IFRS 16 to impact its ability to comply with loan covenant requirements; • The Group plans to apply IFRS 16 initially on 1 January 2019, using the modified retrospective approach. Therefore, the cumulative effect of adopting IFRS 16 will be recognised as an adjustment to the opening balance of retained earnings at 1 January 2019, with no restatement of comparative information; • The Group will elect to recognise the right of use assets at an amount equal to the lease liability at 1 January 2019; and • The Group plans to apply the following practical expedients for IFRS 16: • Leases for which the underlying asset is of low value; and • Short term leases.
Effective Date	Jan. 01, 2019
IFRS 2 Share-based payments [member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IFRS 2 Share-based Payments
Nature of the Change	Amendments
Salient features of the changes	• The amendments cover three accounting areas: • Measurement of cash-settled share-based payments; • Classification of share-based payments settled net of tax withholdings; and • Accounting for a modification of a share-based payment from cash-settled to equity-settled. • The amendment does not have a material impact on the Group.
Impact on financial position or performance	No impact
IFRS 9 Financial Instruments [member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IFRS 9 Financial Instruments
Nature of the Change	New standard
Salient features of the changes	• This IFRS sets out requirements for recognising and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 Financial Instruments. The Group have adopted IFRS 9 on 1 January 2018.
Impact on financial position or performance	Refer to note 41 of the consolidated financial statements
IFRS 15 Revenue from contracts with customers [member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IFRS 15 Revenue from contracts with customers
Nature of the Change	New standard
Salient features of the changes	• This IFRS introduces a new revenue recognition model for contracts with customers and establishes a comprehensive framework for determining whether, how much and when revenue is recognised. IFRS 15 also includes extensive new disclosure requirements; and • The Group have adopted IFRS 15 on 1 January 2018.
Impact on financial position or performance	Refer to note 41 of the consolidated financial statements
IAS 28 Investments in associates and joint ventures [member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IAS 28 Investments in associates and joint ventures (early adopted)
Nature of the Change	Amendment
Salient features of the changes	• The amendments clarify that an entity applies IFRS 9 to long-term interests in an associate and joint venture that forms part of the net investment in the associate or joint venture but to which the equity method is not applied; • The implementation of this amendment has a direct impact on the accounting treatment of the redeemable preference shares that forms part of the Group's net investment into Asanko Gold Ghana Limited; and • The amendments apply for annual period beginning on or after 1 January 2019. The Group has early adopted the standard as permitted by IAS 28.
Impact on financial position or performance	Refer to note 15 and note 17 of the consolidated financial statements
IFRIC 23 Uncertainty over Income Tax Treatments [member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IFRIC 23 Uncertainty over Income Tax Treatments
Nature of the change	New interpretation
Salient features of the changes	• This interpretation clarifies the accounting for income tax treatments that have yet to be accepted by tax authorities; • IFRIC 23 specifically clarifies how to incorporate this uncertainty into the measurement of tax as reported in the financial statements; • IFRIC 23 does not introduce any new disclosures but reinforces the need to comply with existing disclosure requirements about judgements made, assumptions and other estimates used and the potential impact of uncertainties that are not reflected; and • The interpretation will not have a material impact on the Group.
Effective Date	Jan. 01, 2019
Various IFRS (2015/2017Cycle) [member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	Various IFRS (2015/2017 Cycle)
Salient features of the changes	• The annual improvements project is a collection of amendments to various IFRS standards and is the result of conclusions reached by the International Accounting Standards Board ("IASB") on proposals made at its annual improvement project; and • The interpretation will not have a material impact on the Group.
Effective Date	Jan. 01, 2019
IFRS Three Business combinations [Member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IFRS 3 Business Combinations
Nature of the change	Amendments
Salient features of the changes	• These amendments make it easier for companies to decide whether activities and assets they acquire are a business or merely a group of assets. The amendments: • Confirm that a business must include inputs and a process, and clarified that: (i) the process must be substantive and (ii) the inputs and process must together significantly contribute to creating outputs; • Narrow the definitions of a business by focusing the definition of outputs on goods and services provided to customers and other income from ordinary activities, rather than on providing dividends or other economic benefits directly to investors or lowering costs; and • Add a test that makes it easier to conclude that a company has acquired a group of assets, rather than a business, if the value of the assets acquired is substantially all concentrated in a single asset or group of similar assets. • The amendments will not have a material impact on the Group.
Effective Date	Jan. 01, 2020
Ias One Presentation of Financial Statements And Ias Eight Accounting Policies Changes in Accounting Estimates and Errors [Member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors
Nature of the change	Amendments
Salient features of the changes	• The IASB refined its definition of material to make it easier to understand. It is now aligned across IFRS Standards and the Conceptual Framework; • The revised definition of material is: • Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity. • The Board has also removed the definition of material omissions or misstatements from IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors; and • The amendments will not have a material impact on the Group.
Effective Date	Jan. 01, 2020
Ifrs Seventeen Insurance Contracts [Member]
Disclosure of initial application of standards or interpretations [line items]
Standard(s) Amendment(s) Interpretation(s)	IFRS 17 Insurance Contracts
Nature of the change	New Standard
Salient features of the changes	• IFRS 17 supersedes IFRS 4 Insurance Contracts and aims to increase comparability and transparency about profitability. The new standard introduces a new comprehensive model ("general model") for the recognition and measurement of liabilities arising from insurance contracts; • In addition, it includes a simplified approach and modifications to the general measurement model that can be applied in certain circumstances and to specific contracts, such as: • Reinsurance contracts held; • Direct participating contracts; and • Investment contracts with discretionary participation features. • Under the new standard, investment components are excluded from insurance revenue and service expenses. Entities can also choose to present the effect of changes in discount rates and other financial risks in profit or loss or OCI; • The new standard includes various new disclosures and requires additional granularity in disclosures to assist users to assess the effects of insurance contracts on the entity's financial statements; and • The Group is in the process of determining the impact of IFRS 17 and will provide more detailed disclosure on the impact in future financial statements.
Effective Date	Jan. 01, 2021